ABN AMRO Funds
(formerly, the Rembrandt Funds)

Money Market Funds: Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International
Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian
Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated July 1, 1998 to the
Prospectus - Investor Share Class
dated April 30, 1998

The following information replaces the information for Charles H. Self, III and Gregory D. Boal found under the heading "The Advisor" on page 33:

Gregory D. Boal, Senior Vice President of the Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund since April 1997, as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997, and as portfolio manager of the Fixed Income Fund since June, 1998. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income
Division of First Citizens Bank from November, 1989 to
March, 1997.

The following information replaces similar information found on page 34:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V., a Netherlands company.
As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian.
The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

First Data Investor Services Group, Inc. serves as the Sub-
Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.
Compensation for these services is paid under a Sub-
Administration and Fund Accounting Agreement with the
Administrator.

ABN AMRO Funds
(formerly, the "Rembrandt Funds")

Money Market Funds: Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International
Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian
Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated July 1, 1998 to the
Prospectus - Common Share Class
dated April 30, 1998

The following information replaces the information for Charles H. Self, III and Gregory D. Boal found under the heading "The Advisor" on page 33:

Gregory D. Boal, Senior Vice President of the Advisor, has served as portfolio manager of the fixed income portion of the Balanced Fund since April 1997, as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997, and as portfolio manager of the Fixed Income Fund since June, 1998. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income
Division of First Citizens Bank from November, 1989 to
March, 1997.

The following information replaces similar information found on page 34:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V., a Netherlands company.
As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian.
The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

First Data Investor Services Group, Inc. serves as the Sub-
Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.
Compensation for these services is paid under a Sub-
Administration and Fund Accounting Agreement with the
Administrator.


ABN AMRO Funds
(formerly, the "Rembrandt Funds")

Money Market Funds: Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International
Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian
Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated July 1, 1998 to the
Prospectus - Investor Share Class
dated April 30, 1998


This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box
7618, Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust") on a temporary basis until its custody agreement with the Trust terminates.

ABN AMRO Funds
(formerly, the "Rembrandt Funds")

Money Market Funds: Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International
Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian
Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated July 1, 1998 to the
Prospectus - Common Share Class
dated April 30, 1998


This supplement contains new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618,
Philadelphia, Pennsylvania 19101, will serve as the Custodian of ABN AMRO Funds (the "Trust") on a temporary basis until its custody agreement with the Trust terminates.


ABN AMRO Funds
(formerly, the Rembrandt Funds)

Money Market Funds: Treasury Money Market Fund, Government
Money Market Fund, Money Market Fund, and Tax-Exempt Money
Market Fund

Fixed Income Funds:  Fixed Income Fund, Intermediate
Government Fixed Income Fund, Tax-Exempt Fixed Income Fund,
International Fixed Income Fund, and Limited Volatility
Fixed Income Fund

Balanced Fund:  Balanced Fund

Equity Funds:  Value Fund, Growth Fund, International
Equity Fund, Small Cap Growth Fund, Real Estate Fund, Asian
Tigers Fund, Latin America Equity Fund and TransEurope Fund

Supplement dated July 1, 1998 to the
Statement of Additional Information
dated April 30, 1998

 The following information replaces similar information found on page21:

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

The Trust and ABN AMRO Fund Services, Inc. (the
Administrator), a direct wholly-owned subsidiary of ABN
AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company, have entered into an administration agreement (the Administration Agreement) dated July 1,
1998.  Under the Administration Agreement:  (i) the
Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds;
(ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator is an affiliate of the Advisor and both are under the common control of ABN AMRO Holding N.V. The
Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago,
Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

Prior to March 2, 1998, SEI Fund Resources (SEI) served as the Trusts administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania
19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

First Data Investor Services Group (Investor Services
Group) serves as the Trusts sub-administrator pursuant to a Sub-Administration and Fund Accounting Agreement dated
July 1, 1998 between Investor Services Group and the
Administrator.  From March 2, 1998 until June 30, 1998,
Investor Services Group served as the Trusts administrator. Investor Services Group, a Massachusetts corporation, has its principal offices at 4400 Computer
Drive, Westborough, Massachusetts 01581.  First Data
Corporation and its subsidiaries and affiliates, including
Investor Services Group, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.





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